The Hartford Emerging Markets Research Fund (Prospectus Summary) | The Hartford Emerging Markets Research Fund
THE HARTFORD EMERGING MARKETS RESEARCH FUND SUMMARY SECTION
INVESTMENT OBJECTIVE.
The Fund seeks long-term capital appreciation.
YOUR EXPENSES.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Hartford Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section beginning on page 26 of the Fund's statutory prospectus and the “Purchase and Redemption of Shares” section beginning on page 156 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class A		Class C	Class I	Class R3	Class R4	Class R5	Class Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%		none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none	none	none	none	none
[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y
Management fees		1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
Distribution and service (12b-1) fees		0.25%	1.00%	none	0.50%	0.25%	none	none
Total other expenses		0.41%	0.30%	0.17%	0.35%	0.30%	0.25%	0.14%
Administrative services fee		none	none	none	0.20%	0.15%	0.10%	none
Other expenses		0.41%	0.30%	0.17%	0.15%	0.15%	0.15%	0.14%
Total annual fund operating expenses		1.86%	2.50%	1.37%	2.05%	1.75%	1.45%	1.34%
Fee waiver and/or expense reimbursement	[1]	0.11%	none	none	0.10%	0.10%	0.10%	0.04%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[1]	1.75%	2.50%	1.37%	1.95%	1.65%	1.35%	1.30%
[1]	Hartford Funds Management Company, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.75% (Class A), 2.50% (Class C), 1.50% (Class I), 1.95% (Class R3), 1.65% (Class R4), 1.35% (Class R5) and 1.30% (Class Y). In addition, Hartford Administrative Services Company (“HASCO”), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 29, 2016, and shall renew automatically for one-year terms thereafter unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds, Inc.

EXAMPLE.

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund's operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	718	1,093	1,491	2,601
Class C	353	779	1,331	2,836
Class I	139	434	750	1,646
Class R3	198	633	1,094	2,371
Class R4	168	541	940	2,054
Class R5	137	449	783	1,727
Class Y	132	421	730	1,609

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	718	1,093	1,491	2,601
Class C	253	779	1,331	2,836
Class I	139	434	750	1,646
Class R3	198	633	1,094	2,371
Class R4	168	541	940	2,054
Class R5	137	449	783	1,727
Class Y	132	421	730	1,609

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 106% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies in emerging markets.  The Fund's diversified portfolio of equity securities is constructed by allocating the Fund's assets across a variety of industries, and then selecting companies in each industry that are deemed to be attractive by members of the sub-adviser's, Wellington Management Company LLP (“Wellington Management”), team of global industry analysts.  The Fund will typically seek to maintain representation in each major industry represented in the MSCI Emerging Markets Index, although the extent of that representation may vary.  As a result of this structure the Fund will typically be broadly diversified across industries and investment style.  The Fund has no limit on the amount of assets that may be invested in each country.  Securities in which the Fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets.  The Fund will invest in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.  The Fund may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers.  The Fund may invest in opportunities across the market capitalization spectrum.  The Fund may trade securities actively.

MAIN RISKS.

The primary risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its investment objective.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund's statutory prospectus.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends, including adverse changes to credit markets.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund's investments in foreign securities.  Changes in currency exchange rates may also adversely affect the Fund's foreign investments.

Emerging Markets Risk - The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.  The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, the risks of investing in emerging markets are magnified in frontier markets.

Depositary Receipts Risk — The Fund may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers.  American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation.  European Depositary Receipts (issued in Europe) and Global Depositary Receipts (issued throughout the world) each evidence a similar ownership arrangement.  The Fund may invest in unsponsored Depositary Receipts.  The issuers of unsponsored Depositary Receipts are not obligated to disclose information that is, in the United States, considered material.  Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.  Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Mid Cap and Small Cap Stock Risk -  Investments in small capitalization and mid capitalization companies involve greater risks than investments in larger, more established companies.  Many of these companies are young and have limited operating or business history.  These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Investment Strategy Risk - The risk that, if the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Fund's investment objective will be achieved.

Active Trading Risk -  Active trading could increase the Fund's transaction costs and may increase your taxable distributions.  These effects may also adversely affect Fund performance.

The Fund is subject to certain other risks, which are described elsewhere in the Fund's statutory prospectus.

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordfunds.com.  The returns:

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower if the Fund's operating expenses had not been limited.

The bar chart:

•                  Shows how the Fund's total return has varied from year to year

•                  Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

•                  Shows the returns of the Fund's Class A shares.  Because all of the Fund's shares are invested in the same portfolio of securities, returns for the Fund's other classes differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 14.87% (1st quarter, 2012) Lowest -9.85% (2nd quarter, 2012)
AVERAGE ANNUAL TOTAL RETURNS.

The table below shows returns for the Fund over time compared to those of a broad-based market index.  After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.

For more information regarding returns see the “Performance Notes” section in the Fund's statutory prospectus.  Actual after-tax returns, which depend on an investor's particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average annual total returns for periods ending December 31, 2014 (including sales charges)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A - Return Before Taxes	(9.46%)	(5.37%)	May 31, 2011
Class A After Taxes on Distributions	Class A - After Taxes on Distributions	(11.22%)	(5.96%)	May 31, 2011
Class A After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	(3.93%)	(4.00%)	May 31, 2011
Class C	Class C - Return Before Taxes	(5.75%)	(4.55%)	May 31, 2011
Class I	Class I - Return Before Taxes	(3.71%)	(3.52%)	May 31, 2011
Class R3	Class R3 - Return Before Taxes	(4.32%)	(4.11%)	May 31, 2011
Class R4	Class R4 - Return Before Taxes	(4.03%)	(3.82%)	May 31, 2011
Class R5	Class R5 - Return Before Taxes	(3.86%)	(3.54%)	May 31, 2011
Class Y	Class Y - Return Before Taxes	(3.81%)	(3.47%)	May 31, 2011
MSCI Emerging Markets Index	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	(1.82%)	(2.65%)	May 31, 2011